Net other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Gain on disposal of loans at amortized cost	₩ 21,348	₩ 18,298	₩ 40,624
Miscellaneous other operating income
Gain on hedged items	536,768	564,438	418,390
Reversal of allowance for guarantees and acceptances	2,709	19,329	2,834
Gain on other trust accounts	0	27	0
Reversal of other allowance	850	11,194	5,033
Others	164,999	97,777	131,345
Miscellaneous other operating income	705,326	692,765	557,602
Other operating income	726,674	711,063	598,226
Other operating expense
Loss on disposal of loans at amortized cost	(18,675)	(27,291)	(14,271)
Miscellaneous other operating expense
Loss on hedged items	(605,808)	(596,533)	(406,872)
Fund contribution	(367,993)	(311,336)	(283,331)
Provision for other debt allowances	(16,862)	(6,939)	(13,036)
Depreciation of operating lease assets	(163,006)	(98,288)	(56,570)
Others	(924,796)	(857,918)	(653,501)
Miscellaneous other operating expense	(2,078,465)	(1,871,014)	(1,413,310)
Other operating expense	(2,097,140)	(1,898,305)	(1,427,581)
Net other operating expenses	₩ (1,370,466)	₩ (1,187,242)	₩ (829,355)